Note 12 - Property and Equipment	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
12.	Property and equipment

	Land (1)	Buildings and structures (1)	Leasehold improvements	Transportation equipment	Office equipment	Other equipment (2)	Total
At January 1, 2025
Cost	$11,901,824	$3,061,195	$-	$19,431	$1,872,113	$2,263,591	$19,118,154
Accumulated depreciation	-	(896,601)	-	(19,431)	(1,199,925)	(2,063,054)	(4,179,011)
	$11,901,824	$2,164,594	$-	$-	$672,188	$200,537	$14,939,143
2025
January 1	$11,901,824	$2,164,594	$-	$-	$672,188	$200,537	$14,939,143
Additions	-	4,598	183,311	-	180,475	247,114	615,498
Disposals	-	-	-	-	-	-	-
Depreciation expenses	-	(78,748)	(4,871)	-	(362,383)	(75,331)	(521,333)
Currency translation adjustments	551,592	100,825	7,962	-	40,052	15,672	716,103
December 31	$12,453,416	$2,191,269	$186,402	$-	$530,332	$387,992	$15,749,411

At December 31, 2025
Cost	$12,453,416	$3,207,327	$191,111	$20,331	$2,113,678	$2,632,264	$20,618,127
Accumulated depreciation	-	(1,016,058)	(4,709)	(20,331)	(1,583,346)	(2,244,272)	(4,868,716)
	$12,453,416	$2,191,269	$186,402	$-	$530,332	$387,992	$15,749,411

	Land (1)	Buildings and structures (1)	Transportation equipment	Office equipment	Other equipment (2)	Total
At January 1, 2024
Cost	$12,737,302	$3,261,934	$21,773	$1,700,073	$11,744,573	$29,465,655
Accumulated depreciation	-	(924,133)	(21,773)	(1,018,793)	(11,621,991)	(13,586,690)
	$12,737,302	$2,337,801	$-	$681,280	$122,582	$15,878,965
2024
January 1	$12,737,302	$2,337,801	$-	$681,280	$122,582	$15,878,965
Additions	-	46,568	-	356,809	119,458	522,835
Disposals	-	-	-	(995)	-	(995)
Depreciation expenses	-	(66,681)	-	(302,079)	(38,855)	(407,615)
Currency translation adjustments	(835,478)	(153,094)	-	(62,827)	(2,648)	(1,054,047)
December 31	$11,901,824	$2,164,594	$-	$672,188	$200,537	$14,939,143

At December 31, 2024
Cost	$11,901,824	$3,061,195	$19,431	$1,872,113	$2,263,591	$19,118,154
Accumulated depreciation	-	(896,601)	(19,431)	(1,199,925)	(2,063,054)	(4,179,011)
	$11,901,824	$2,164,594	$-	$672,188	$200,537	$14,939,143

(1)	Information relating to property and equipment that were pledged to others as collaterals is provided in Note 35.

(2)	Other equipment primarily includes big data platform for image analytics, data storage equipment and server equipment.